Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenues, net	$ 4,334	$ 3,252	$ 14,932	$ 10,277	$ 18,849	$ 26,181
Operating expenses
Cost of revenues, related party	2,249	567	7,630	4,025	8,313	11,330
Cost of revenues, other	41	446	339	617	753	1,078
Selling, general and administrative	17,090	4,191	27,412	13,557	17,706	28,041
Selling, general and administrative, related party	160	111	520	397	411	654
Restructuring costs	199	181	654	861	1,132	3,531
Change in fair value of contingent consideration	700	100	1,698	238	140	962
Total operating expenses	20,439	5,596	38,253	19,695	28,455	45,596
Loss from operations	(16,105)	(2,344)	(23,321)	(9,418)	(9,606)	(19,415)
Other income (expense)
Interest expense, net	(86)	(744)	(255)	(2,113)	(2,869)	(2,134)
Bargain purchase gain						5,710
Other income (expense), net	185	164	419	796	1,552	4,890
Total other income (expense)	99	(580)	164	(1,317)	(1,317)	8,466
Loss before income taxes	(16,006)	(2,924)	(23,157)	(10,735)	(10,923)	(10,949)
Income tax expense	6	61	51	66	64	33
Net loss	$ (16,012)	$ (2,985)	$ (23,208)	$ (10,801)	$ (10,987)	$ (10,982)
Loss per common share:
Basic and diluted	$ (2.00)	$ (2,984.67)	$ (2.90)	$ (10,800.96)	$ (479.48)	$ (10,981.99)
Weighted-average common shares outstanding:
Basic and diluted	8,000,000	1,000	8,000,000	1,000	22,915	1,000
Product [Member]
Total revenues, net	$ 4,319	$ 3,236	$ 14,890	$ 10,230	$ 18,787	$ 26,131
Due to Related Party [Member]
Total revenues, net	$ 15	$ 16	$ 42	$ 47	$ 62	$ 50